Investments in Joint Ventures	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investments in Joint Ventures	Investments in Joint Ventures
The Account owns interests in several real estate properties through joint ventures and receives distributions and allocations of profits and losses from the joint ventures based on the Account’s ownership interest in those investments. Several of these joint ventures have loans payable collateralized by the properties owned by the aforementioned joint ventures. At December 31, 2021, the Account held investments in joint ventures with ownership interest percentages that ranged from 33.3% to 98.5%. Certain joint ventures are subject to adjusted distribution percentages when earnings in the investment reach a pre-determined threshold.
A condensed summary of the gross financial position and results of operations of the combined joint ventures is shown below (millions):

	December 31,
	2021	2020
Assets
Real estate properties, at fair value	$16,681.2	$15,494.7
Other assets	684.9	696.0
Total assets	$17,366.1	$16,190.7
Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	$5,187.3	$4,959.6
Other liabilities	240.7	250.0
Total liabilities	5,428.0	5,209.6
Total equity	11,938.1	10,981.1
Total liabilities and equity	$17,366.1	$16,190.7

	Years ended December 31,
	2021	2020	2019
Operating Revenue and Expenses
Revenues	$1,040.5	$1,021.6	$1,126.5
Expenses	577.7	571.9	604.1
Excess of revenues over expenses	$462.8	$449.7	$522.4